Goodwill and Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Goodwill and Intangible Assets
Goodwill and Intangible Assets

(3) Goodwill and Intangible Assets

        The Company's goodwill balance is attributable to its Bigstockphoto, Inc. ("Bigstock") reporting unit and is tested for impairment at least annually on October 1 or upon a triggering event. There have been no changes in the carrying amount of goodwill through June 30, 2013.

        Intangible assets consist of the following as of December 31, 2012 and June 30, 2013:

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Patents	193	(11)	182	17
Domain name	86	(3)	83	15

Total	$1,829	$(789)	$1,040

	As of June 30, 2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
	(unaudited)
Amortizing intangible assets:
Customer relationship	$600	$(561)	$39	4
Trade name	400	(105)	295	14
Contributor content	450	(113)	337	15
Non-compete agreement	100	(100)	—	3
Patents	193	(16)	177	17
Domain name	86	(6)	80	15

Total	$1,829	$(901)	$928

        Amortization expense was $124 and $112 for the six months ended June 30, 2012 and 2013, respectively. The Company also determined that there was no indication of impairment for the intangible assets for all periods presented. Estimated amortization expense for the next five years is: $77 for the remaining six months of 2013, $78 in 2014, $78 in 2015, $78 in 2016, $78 in 2017 and $539 thereafter.

(2) Goodwill and Intangible Assets

        The Company's goodwill balance is attributable to its Bigstock reporting unit and is tested for impairment at least annually on October 1 or upon a triggering event. There have been no changes in the carrying amount of goodwill through December 31, 2012.

        Intangible assets consist of the following as of December 31, 2011 and 2012:

	As of December 31, 2011
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(338)	$262	4
Trade name	400	(64)	336	14
Contributor content	450	(68)	382	15
Non-compete agreement	100	(75)	25	3
Domain name	25	(1)	24	15

Total	$1,575	$(546)	$1,029

	As of December 31, 2012
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Weighted Average Life (Years)
Amortizing intangible assets:
Customer relationship	$600	$(486)	$114	4
Trade name	400	(91)	309	14
Contributor content	450	(98)	352	15
Non-compete agreement	100	(100)	—	3
Domain name	86	(3)	83	15
Patents	193	(11)	182	17

Total	$1,829	$(789)	$1,040

        During 2011, the Company acquired a domain name for $25 which is being amortized over fifteen years. During the first quarter of 2012, the Company acquired patents for $193, which will be amortized over sixteen to nineteen years. The patents were put into service in April 2012. During the third and fourth quarters of 2012, the Company acquired domain names for $10 and $50, respectively. These domain names were put into service in the same periods of purchase and will be amortized over fifteen years. Amortization expense related to the intangible assets was $242, $244 and $243 for the years ended December 31, 2010, 2011, and 2012, respectively. The Company also determined that there was no indication of impairment for the intangible assets for all periods presented. Estimated amortization expense for the next five years is: $191 in 2013, $78 in each fiscal year 2014 through 2017 and $537 thereafter.

        Based on a combination of factors that occurred in the second quarter of 2012 within the Company's Bigstock reporting unit, primarily a change in financial projections and business strategy including the re-allocation of certain technology-related personnel to a different reporting unit and a shift in marketing strategy, management concluded that a triggering event had occurred indicating potential impairment in the Bigstock reporting unit, and accordingly performed a step 1 impairment test based on ASC 350, Intangibles—Goodwill and Other.

        The Company performed its annual assessment on October 1, 2012. The Company estimated the fair value of the reporting unit using a discounted cash flow projection (also referred to as the income approach). The income approach uses a reporting unit's projection of estimated future operating results and cash flows discounted to a net present value. The Company's significant assumptions utilized in the income approach included estimated weighted-average cost of capital from a market participant point of view, projected revenues and operating expenditures which take into account expected operating margin efficiencies gained through cost reduction strategies, projected capital expenditures, and projected working capital changes. The projections were based on management's best estimates of economic and market conditions over the projected period. The Company bases its fair value estimates on assumptions it believes to be reasonable, but which are unpredictable and inherently uncertain. Future changes to the projected financial information or other significant assumptions including the weighted-average cost of capital could have a negative result on the Bigstock reporting unit's fair value.

        As a result of performing the step 1 tests for goodwill impairment, management concluded that the fair value of the Bigstock reporting unit exceeded the carrying value. Therefore, there was no requirement to perform step 2 of the analysis and it was concluded that there is no impairment of goodwill for the Bigstock reporting unit. Long-lived assets held in the Bigstock reporting unit were also tested for recoverability in the second quarter of 2012, as a result of the triggering event, and no impairment was identified.